Commitments and Contingencies - Schedule of Future Minimum Rental Payments for Operating Leases (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
2022	$ 55
2023	73
2024	62
Total remaining lease payments	190
Less: imputed interest	(20)
Total operating lease liabilities	170	$ 108
Less: current portion	(44)
Long-term operating lease liabilities	$ 126	$ 0
Weighted-average remaining lease term (in years)	2 years 9 months 18 days
Weighted-average discount rate	8.00%